Pension and OPEB Plans (Amounts Recognized In Balance Sheet) (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent liabilities	$ (1,406)	$ (1,394)	$ (1,503)
Accumulated other comprehensive net loss	$ (180)	(162)	(131)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities		(5)	(5)
Other noncurrent liabilities		(764)	(705)
Net liability recognized		(769)	(710)
Other noncurrent assets		19	21
Net regulatory assets recognized		337	355
Net assets recognized		356	376
Accumulated other comprehensive net loss		129	93
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities		(16)	(12)
Other noncurrent liabilities		(528)	(703)
Net liability recognized		(544)	(715)
Net regulatory assets recognized		(180)	(27)
Net assets recognized		$ (180)	(27)
Accumulated other comprehensive net loss			$ 3